UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1.   Schedule of Investments.

September 30, 2006

(Unaudited)

Securities of Unaffiliated Companies	Number of Shares	Series Q (Qualified)		% of Net Assets	Number of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks

Aerospace & Military Technology
Boeing Company	700	$55,887	$55,195		100	$7,993	$7,885
United Technologies Corporation	2,770	145,749	175,480		460	24,039	29,141

		201,636	230,675	2.56%		32,032	37,026	2.51%

Agriculture
Monsanto Company	2,200	94,567	103,422	1.15%	300	12,982	14,103	0.95%

Beverages
PepsiCo, Inc.	1,660	82,336	108,332	1.20%	280	13,961	18,273	1.24%

Broadcasting & Media
Grupo Televisa S.A. *	3,110	62,212	66,119	0.73%	520	10,402	11,055	0.75%

Computer Systems & Services
Adobe Systems, Inc.	4,000	148,934	149,800		660	24,822	24,717
Apple Computer, Inc. *	1,630	107,124	125,559		240	15,988	18,487
Automatic Data Processing, Inc.	1,500	68,859	71,010		200	9,238	9,468
eBay, Inc. *	2,000	67,789	56,720		330	11,198	9,359
Electronic Arts, Inc. *	3,590	194,895	199,891		600	32,577	33,408
EMC Corporation	4,710	65,074	56,426		770	10,637	9,225
First Data Corporation	4,890	229,283	205,380		760	35,635	31,920
Google, Inc. *	375	151,685	150,712		60	25,239	24,114
Hewlett Packard Company	3,190	107,311	117,041		550	18,502	20,180
International Game Technology, Inc.	2,880	103,537	119,520		480	17,253	19,920
Microsoft Corporation	6,120	158,901	167,260		1,000	26,200	27,330
Oracle Corporation *	9,000	121,301	159,660		1,510	20,406	26,787
SanDisk Corporation *	1,280	56,876	68,531		210	9,319	11,243
Yahoo!, Inc. *	2,540	84,345	64,211		410	13,622	10,365

		1,665,914	1,711,721	19.01%		270,636	276,523	18.72%

Conglomerate
Altria Group, Inc.	800	62,810	61,240		150	11,809	11,482
Danaher Corporation	820	54,178	56,309		140	9,252	9,614
General Electric Company	9,730	343,760	343,469		1,650	58,209	58,245

		460,748	461,018	5.12%		79,270	79,341	5.37%

Consumer Goods & Services
Avon Products, Inc.	700	22,889	21,462		100	3,272	3,066
Colgate-Palmolive Company	670	37,962	41,607		110	6,233	6,831
Ecolab, Inc.	970	37,097	41,535		160	6,118	6,851
NIKE, Inc.	1,100	94,260	96,382		180	15,384	15,772
Proctor & Gamble Company	4,380	250,967	271,472		680	38,876	42,146

		443,175	472,458	5.25%		69,883	74,666	5.05%

Electronics
Harman International	590	60,650	49,230	0.55%	60	6,174	5,006	0.34%

Energy Services
Exxon Mobil Corporation	800	52,633	53,680		125	8,224	8,387
GlobalSantaFe Corporation	2,110	83,787	105,479		350	13,736	17,497
Noble Corporation	940	67,165	60,329		160	11,742	10,269
Transocean, Inc. *	290	24,314	21,237		50	4,192	3,662
Weatherford International, Ltd. *	2,160	93,691	90,115		360	15,621	15,019

		321,590	330,840	3.67%		53,515	54,834	3.71%

Schedule of Investments (continued)

September 30, 2006

(Unaudited)

	Number of Shares	Series Q (Qualified)		% of Net Assets	Number of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks-Continued

Financial Institutions
American Express Company	2,860	$140,815	$160,389		480	$23,706	$26,918
Charles Schwab Corporation	5,300	89,487	94,870		850	14,340	15,215
CheckFree Corporation	1,100	47,890	45,452		180	7,814	7,438
Chicago Mercantile Exchange	280	131,093	133,910		40	18,751	19,130
JPMorgan Chase & Company	1,400	63,382	65,744		250	11,322	11,740
Legg Mason, Inc.	500	50,270	50,430		75	7,541	7,565
Merrill Lynch & Company, Inc.	430	25,733	33,635		70	4,189	5,475
Morgan Stanley	1,130	69,145	82,388		190	11,626	13,853
SLM Corporation	1,820	96,592	94,604		300	16,034	15,594
State Street Corporation	1,200	74,720	74,880		200	12,464	12,480
UBS AG	1,520	85,683	90,151		240	13,529	14,234

		874,810	926,453	10.29%		141,316	149,642	10.13%

Food Services
Sysco Corporation	1,130	35,771	37,799		190	6,016	6,356
Yum! Brands, Inc.	500	23,876	26,025		80	3,886	4,164

		59,647	63,824	0.71%		9,902	10,520	0.71%

Health Services
McKesson Corporation	800	41,109	42,176		150	7,708	7,908
UnitedHealth Group, Inc.	980	62,486	48,216		180	11,477	8,856

		103,595	90,392	1.00%		19,185	16,764	1.13%

Leisure & Tourism
Carnival Corporation	860	44,298	40,446		140	7,231	6,584
Harrah’s Entertainment, Inc.	980	68,050	65,101		160	11,162	10,629
Las Vegas Sands Corporation *	1,040	67,482	71,084		220	14,516	15,037
Starwood Hotels & Resorts	800	43,356	45,752		120	6,219	6,863

		223,186	222,383	2.47%		39,128	39,113	2.65%

Machinery
Deere & Company	1,310	108,632	109,922		220	18,237	18,460
Rockwell Automation, Inc.	1,190	85,809	69,139		200	14,296	11,620

		194,441	179,061	1.99%		32,533	30,080	2.03%

Manufacturing
Cooper Industries, Ltd.	340	18,885	28,975	0.32%	60	3,927	5,113	0.35%

Medical & Health Products
Allergan, Inc.	1,280	131,007	144,141		210	22,331	23,648
Amgen, Inc. *	2,320	146,081	165,950		390	24,693	27,897
Baxter International, Inc.	1,700	64,592	77,282		300	11,387	13,638
Celgene Corporation *	2,760	100,670	119,508		460	16,774	19,918
C R Bard	250	17,353	18,750		50	3,459	3,750
DENTSPLY International, Inc.	1,140	32,805	34,325		190	5,463	5,721
Eli Lilly and Company	2,230	128,954	127,110		370	22,258	21,090
Genzyme Corporation *	2,570	145,353	173,398		430	24,724	29,012
Gilead Sciences, Inc. *	730	39,828	50,151		110	5,995	7,557
Johnson & Johnson	3,310	190,149	214,951		530	30,169	34,418
Medtronic, Inc.	2,760	146,408	128,174		460	24,301	21,362
Roche Holdings, Ltd. ADR *	1,300	97,039	112,070		200	14,929	17,242
St. Jude Medical, Inc. *	1,810	73,765	63,875		300	12,220	10,587
Wyeth	2,670	108,805	135,743		440	17,570	22,370

		1,422,809	1,565,428	17.38%		236,273	258,210	17.48%

Schedule of Investments (continued)

September 30, 2006

(Unaudited)

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks-Continued

Semiconductors
Intel Corporation	9,740	$232,935	$200,352		1,620	$38,629	$33,323
Marvell Technology Group *	3,640	100,702	70,507		600	16,592	11,622
Xilinx, Inc.	2,980	83,014	65,411		510	14,360	11,195

		416,651	336,270	3.73%		69,581	56,140	3.80%

Stores
CVS Corporation	3,900	97,539	125,268		650	16,606	20,878
Home Depot, Inc.	2,330	98,071	84,509		400	16,776	14,508
Kohl’s Corporation *	1,000	53,281	64,920		170	8,962	11,036
Lowe’s Companies, Inc.	1,420	37,820	39,845		240	6,892	6,734
Staples, Inc.	3,700	93,372	90,021		660	16,552	16,058
Target Corporation	1,820	70,372	100,555		300	11,562	16,575
W.W. Grainger, Inc.	600	44,971	40,212		100	7,538	6,702
Wal-Mart Stores, Inc.	2,910	143,266	143,521		470	23,206	23,180
Williams Sonoma, Inc. *	1,870	78,843	60,569		310	12,917	10,041

		717,535	749,420	8.32%		121,011	125,712	8.51%

Telecommunications
Amdocs Limited ADR *	3,970	116,706	157,212		645	19,129	25,542
America Movil SA	1,550	51,433	61,023		260	8,627	10,236
Cisco Systems, Inc. *	12,120	209,864	278,760		1,950	34,116	44,850
Corning, Inc.*	4,620	81,582	112,774		810	15,173	19,772
Juniper Networks *	1,280	29,255	22,118		210	4,799	3,629
Qualcomm, Inc.	2,400	88,981	87,240		430	15,927	15,631

		577,821	719,127	7.99%		97,771	119,660	8.10%

Transportation
Burlington Northern Santa Fe	1,000	71,723	73,440		170	12,187	12,485
FedEx Corporation	730	76,144	79,336		110	11,637	11,955
Norfolk Southern Corporation	390	21,631	17,180		60	3,330	2,643

		169,498	169,956	1.89%		27,154	27,083	1.83%

Total Common Stocks		8,171,705	8,585,104	95.33%		1,346,636	1,408,864	95.36%

Short Term Investments
Jupiter Securitization Company
5.36% Due 10/2/2006	330,000	329,853	329,853	3.66%		—	—

Total Investments		8,501,558	8,914,957	98.99%		1,346,636	1,408,864	95.36%

Other Assets Less Liabilities			91,303	1.01%			68,611	4.64%

Total Net Assets			$9,006,260	100.00%			$1,477,475	100.00%

*	Non – income producing security.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity

Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: November 20, 2006